Subsequent Events (Details)																			12 Months Ended
	Apr. 24, 2024 USD ($)	Mar. 27, 2024 EUR (€)	Mar. 24, 2024 USD ($) $ / shares shares	Mar. 06, 2024 shares	Mar. 05, 2024 USD ($) $ / shares shares	Mar. 04, 2024 USD ($) $ / shares shares	Feb. 28, 2024 shares	Feb. 20, 2024 shares	Feb. 13, 2024 shares	Feb. 02, 2024 USD ($) $ / shares shares	Feb. 01, 2024 USD ($)	Jan. 29, 2024 CAD ($)	Jan. 10, 2024 CAD ($)	Oct. 13, 2023 USD ($)	Sep. 27, 2023 USD ($)	Aug. 18, 2023 USD ($)	Mar. 15, 2022 $ / shares	Mar. 14, 2022 $ / shares	Dec. 31, 2023 USD ($) shares	Apr. 30, 2024 shares	Oct. 13, 2023 NIO (C$)	Oct. 11, 2023 shares	Sep. 27, 2023 NIO (C$)	Sep. 19, 2023 shares	Aug. 18, 2023 NIO (C$)	Aug. 14, 2023 shares	Jul. 31, 2023 shares	Jun. 26, 2023 shares	Apr. 26, 2023	Feb. 05, 2023 shares	Jan. 23, 2023 shares	Jan. 17, 2023	Nov. 14, 2022 USD ($)	Nov. 14, 2022 EUR (€)	Oct. 20, 2022 USD ($)
Subsequent Events (Details) [Line Items]
Cash consideration (in Dollars) | $																			$ (2,000,000)
Shares issued																			4,000,000
Agreement of deposit amount (in Dollars) | $																			$ 500,000
Cash finder’s fees																			5.00%
Gross proceeds (in Dollars) | $																			$ 446,250
Purcahse price per share (in Dollars per share) | $ / shares																	$ 40	$ 25
Number of shares sold																											140,746			161,295	289,473
Shares issued																								879,895
Loan received														$ 29,258	$ 2,219	$ 17,714					C$ 40,000		C$ 3,000		C$ 24,000								$ 30,224	€ 25,000	$ 3,000,000
Interest rate														18.00%	18.00%	18.00%			1.25%		18.00%		18.00%		18.00%				4.00%			1.00%
Maturity period														12 months	12 months	12 months
Payment to release amount (in Dollars) | $	$ 50,000
Subsequent Events [Member]
Subsequent Events (Details) [Line Items]
Shares issued										280,851
Gross proceeds (in Dollars) | $										$ 708,000
Purcahse price per share (in Dollars per share) | $ / shares										$ 0.406
Pre funded warrants shares							62,891	280,000	560,000	1,462,991
Number of shares sold										1
Sale of offering per share (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001
Shares issued			3,087,443		367,870	367,870	62,891	280,000	560,000
Purchase price per share (in Dollars per share) | $ / shares			$ 0.1217		$ 0.16872	$ 0.2054
Claim amount (in Dollars) | $												$ 271,990
Salary amount (in Dollars) | $												$ 60,000
Settlement amount (in Euro) | €		€ 30,000
Shares of Incorporated a new subsidiary							1,468,243
Subsequent Events [Member] | BC Ltd. [Member]
Subsequent Events (Details) [Line Items]
Loan received | $													$ 40,000
Interest rate													7.00%
Maturity period													12 months
Subsequent Events [Member] | Mercantile Holdings Inc. [Member]
Subsequent Events (Details) [Line Items]
Loan received | $													$ 40,000
Interest rate													7.00%
Maturity period													12 months
Subsequent Events [Member] | Alson Niu [Member]
Subsequent Events (Details) [Line Items]
Loan received | $											$ 5,500
Interest rate											7.00%
Maturity period											12 months
Subsequent Events [Member] | Pre-Funded Warrants [Member]
Subsequent Events (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001
Shares issued			37,997,190		373,002	361,972														17,911,956
Gross proceeds (in Dollars) | $			$ 5,000,000		$ 125,000	$ 150,000
Shares exercised				373,002		361,972
Common Shares [Member]
Subsequent Events (Details) [Line Items]
Shares issued																						879,895				582,193		140,746
Common Shares [Member] | Subsequent Events [Member]
Subsequent Events (Details) [Line Items]
Number of shares sold			1		1	1
Shares issued				373,002		361,972				560,100
Warrants [member] | Subsequent Events [Member]
Subsequent Events (Details) [Line Items]
Pre funded warrants shares										560,100